Earnings/(loss) per share (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Disclosure of comparative information prepared under previous GAAP [line items]
Profit/(loss) for the year net of tax attributable to ordinary equity holders of the parent for basic earnings | $	$ 7,303,000	$ (117,455,000)	$ (751,000)
Weighted average number of ordinary shares, basic	197,971,371	183,521,938	176,584,343
Weighted average number of ordinary shares, diluted	197,971,371	183,521,938	176,584,343
Earnings/(loss) per share:
Earnings/(loss) attributable to ordinary equity holders of the parent, basic US$ | $ / shares	$ 0.04	$ (0.64)	$ 0.00
Earnings/(loss) attributable to ordinary equity holders of the parent, diluted US$ | $ / shares	0.04	$ (0.64)	$ 0.00
Strike price of vested options | $ / shares	$ 0
Number of deferred exchange shares	20,000,000
Lightmap Ltd
Earnings/(loss) per share:
Shares issued as consideration | $	569,301
Shares issued as deferred consideration	864,269